GCAT 2022-INV2 Trust ABS-15G

Exhibit 99.14

Client Name:	Bank of America Corporation
Client Project Name:	GCAT 2022-INV2
Start - End Dates:	12/2021 - 1/2022
Deal Loan Count:	15

Loan Level Tape Compare Upload

Loan Number	Alt Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	1231001	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	1231233	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	1231233	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	1237392	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	1237397	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	1237397	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	1230789	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	1230789	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	1230820	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	1231289	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	1231289	XXXXXX	First Payment Date	XXXXXX	XXXXXX
XXXXXX	1231289	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	1232017	XXXXXX	Loan Purpose	Home Improvement	Cashout Refi
XXXXXX	1234310	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	1234310	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	1234316	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	1235385	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	1235536	XXXXXX	Disbursement Date	XXXXXX	XXXXXX

©2021 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.